Summary of significant accounting policies (Detail Textuals)	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Accounting Policies [Line Items]
Sales	$ 3,369,258	$ 2,081,084
Operating expenses	3,370,857	1,926,310
Net income (Loss)	4,234	154,774
Cash maintained with People's Republic of China of which no deposits are covered by insurance	$ 4,918,183	$ 2,590,539
Exchange rates (per RMB1)	0.1456	0.1503
Applicable VAT rate	13% or 17
Tax Rate	12% or 16
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses	$ 307,374	$ 104,560	$ 57,621
Average
Accounting Policies [Line Items]
Exchange rates (per RMB1)	0.1530	0.1468	0.1531